                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                     G.T. GLOBAL VARIABLE INVESTMENT SERIES
                           GT GLOBAL MONEY MARKET FUND
                         GT GLOBAL VARIABLE AMERICA FUND
                         GT GLOBAL VARIABLE EUROPE FUND
                      GT GLOBAL VARIABLE INTERNATIONAL FUND
                       GT GLOBAL VARIABLE NEW PACIFIC FUND

                      G.T. GLOBAL VARIABLE INVESTMENT TRUST
                    GT GLOBAL VARIABLE EMERGING MARKETS FUND
                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
                     GT GLOBAL VARIABLE GROWTH & INCOME FUND
                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND
                      GT GLOBAL VARIABLE LATIN AMERICA FUND
                    GT GLOBAL VARIABLE NATURAL RESOURCES FUND
                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND
                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND
                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND

                         Supplement dated April 1, 1999
                      to the Prospectus dated June 1, 1998,
                  as supplemented June 5, 1998, June 16, 1998,
                 June 23, 1998, July 20, 1998, October 19, 1998,
                     December 14, 1998 and February 5, 1999


Effective April 1, 1999, sub-advisory and sub-administration responsibility for the GT Global Variable New Pacific Fund portfolio (the "New Pacific Fund") of G.T. Global Variable Investment Series will be transferred from INVESCO (NY), Inc. to INVESCO Asia Limited, another indirect wholly owned subsidiary of AMVESCAP PLC. A I M Advisors, Inc. ("AIM Advisors") will continue to serve as the manager and administrator of the New Pacific Fund. The transfer will not change the fees AIM Advisors' pays for sub-advisory services and will not change the nature of the sub-advisory services provided to the New Pacific Fund or the personnel providing such services.

Also effective April 1, 1999, INVESCO (NY), Inc. will resign as sub-advisor and sub-administrator to the GT Global Variable America Fund portfolio (the "Fund"). A I M Advisors, Inc. will continue to serve as the manager and administrator for the Fund. Commencing on April 1, 1999, the following individuals will be responsible for the day-to-day management of the Fund:


                                                                  BUSINESS EXPERIENCE
   NAME/OFFICE                                                       PAST FIVE YEARS
   -----------                                                       ---------------
Charles D. Scavone                                 Vice President of A I M Capital Management, Inc.
     Houston                                       ("AIM Capital "), a wholly owned subsidiary of AIM
                                                   and Portfolio Manager for the Fund since 1999.  He
                                                   has been associated with AIM and/or its subsidiaries
                                                   since 1996 and has been an investment professional
                                                   since 1991.  Prior to 1996, he was Associate Portfolio
                                                   Manager for Van Kampen American Capital Asset
                                                   Management, Inc. from 1994 to 1996.

Kenneth A. Zschappel                               Assistant Vice President of AIM Capital and Portfolio
     Houston                                       Manager for the Fund since 1999.  He has been
                                                   associated with AIM and/or its subsidiaries since he
                                                   began working as an investment professional in 1990.
